Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	SIREN ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001796383
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2021
Prospectus Date	rr_ProspectusDate	Jul. 29, 2021
Siren DIVCON Leaders Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Siren DIVCON Leaders Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Siren DIVCON Leaders Dividend ETF (the “DIVCON Leaders Fund” or the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. During the fiscal period from November 1, 2020 - March 31, 2021, the unannualized portfolio turnover rate of the Fund was 47.34% of the average value of its portfolio. During its most recent fiscal year ended October 31, 2020, the portfolio turnover rate of the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”), the Fund’s predecessor fund, was 1.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.34%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index was developed by Reality Shares, Inc. (the “Index Provider”). The Index is designed to capitalize on the theory that, over time, companies that consistently grow their dividends tend to have investment returns above overall market returns (each a “Dividend Grower” or “High Quality Company”), and companies that do not grow (or cut) their dividends tend to have investment returns below overall market returns (each a “Dividend Cutter” or “Low Quality Company”). The Index is designed to select the companies that have the highest probability of increasing their dividend in a 12-month period, the High Quality Dividend Growers. These Dividend Growers (or High Quality Companies) are determined by the Index Provider’s DIVCON Dividend Health Scoring system, which is a proprietary, rules-based scoring and weighting methodology, and are chosen based on a ranking of each company as determined by its DIVCON Score and DIVCON Rating.

The DIVCON Dividend Health Scoring system begins by identifying the 500 largest U.S. companies based on market capitalization as of the Index reconstitution date and then narrows this universe to those companies that paid an ordinary dividend and announced a future dividend payment during the 12 months preceding such date. The DIVCON Dividend Health Scoring system analyzes seven quantitative factors that the Index Provider has determined to be correlated to a company’s likelihood to increase or decrease future dividends, and weights each factor based on its effectiveness in predicting dividend changes to produce a company’s DIVCON Score. After a DIVCON Score is calculated for each company, it is assigned a rating from 1 to 5 according to the DIVCON Rating system: DIVCON 1, DIVCON 2, DIVCON 3, DIVCON 4 and DIVCON 5. Companies in the DIVCON 1 category are those determined most likely to decrease their dividend in the next twelve months. Companies in the DIVCON 5 category are those determined most likely to increase their dividend in the next twelve months. All DIVCON 5 stocks or the 30 stocks with the highest DIVCON Scores, whichever is greater, are selected for inclusion in the Index. Therefore, the Index will consist of at least 30 stocks. Companies are weighted in the index based on their DIVCON Scores, with higher DIVCON Scores weighted more heavily. The Index is reconstituted and rebalanced annually as of the first Friday in December, effective the next business day. As of March 31, 2021, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Dividend Health Scoring System ranged from $2.33 billion to $2.22 trillion.

SRN Advisors, LLC (the “Adviser”), the Fund’s investment adviser, employs a passive indexing investment approach. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may invest in swaps, futures, forwards, options, exchange traded funds (“ETFs”) and other securities that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund seeks to remain fully invested at all times in securities and or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund has significant exposure to the Consumer Discretionary, Consumer Staples, Industrials and Technology sectors, as each sector is defined by the Bloomberg Industry Classification Standard. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Market Trading Risk — The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Investments in Other ETFs Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Quantitative Model Risk — The Index is constructed using a rules-based methodology based on quantitative models developed by Reality Shares, Inc. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

Sector Risk — The Fund is subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Use of Derivatives Risk — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Fund’s use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Predecessor Leaders Fund on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Leaders Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sirenetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
22.30%	(15.17)%
(06/30/2020)	(03/31/2020)
The performance information shown above is based on a calendar year. The Fund’s performance from 1/1/21 to 6/30/21 was 13.50%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.61%
Since Inception	rr_AverageAnnualReturnSinceInception	16.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	15.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LEAD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Annual Return 2017	rr_AnnualReturn2017	25.07%
Annual Return 2018	rr_AnnualReturn2018	(6.01%)
Annual Return 2019	rr_AnnualReturn2019	33.38%
Annual Return 2020	rr_AnnualReturn2020	23.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance from 1/1/21 to 6/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.17%)
1 Year	rr_AverageAnnualReturnYear01	23.30%
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.02%
Since Inception	rr_AverageAnnualReturnSinceInception	15.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	12.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2016
Siren DIVCON Dividend Defender ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Siren DIVCON Dividend Defender ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Siren DIVCON Dividend Defender ETF (the “DIVCON Defender Fund” or the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Dividend Defender Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 23, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. During the fiscal period from November 1, 2020 - March 31, 2021, the unannualized portfolio turnover rate of the Fund was 75.16% of the average value of its portfolio. During its most recent fiscal year ended October 31, 2020, the portfolio turnover rate of the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”), the Fund’s predecessor fund, was 23.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.16%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	When a cash dividend is declared on a stock the Fund has sold short, the Fund must pay an amount equal to that dividend to the party that lent the stock to the Fund and record the payment of the dividend as an expense.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index was developed by Reality Shares, Inc. (“Index Provider”). The Index is designed to capitalize on the theory that, over time, companies that consistently grow their dividends tend to have investment returns above overall market returns (each a “Dividend Grower” or “High Quality Company”), and companies that do not grow (or cut) their dividends tend to have investment returns below overall market returns (each a “Dividend Cutter” or “Low Quality Company”). The Index is designed to select the companies for a long position that have the highest probability of increasing their dividend in a 12-month period, the High Quality Dividend Growers, and select the companies for a short position that have the highest probability of decreasing their dividend in a 12-month period, the Low Quality Dividend Cutters. These Dividend Growers and Dividend Cutters (or High Quality Companies and Low Quality Companies) are determined by Reality Shares’ DIVCON Dividend Health Scoring system, which is a proprietary, rules-based scoring and weighting methodology, and are chosen based on a ranking of each company as determined by its DIVCON Score and DIVCON Rating.

The DIVCON Dividend Health Scoring system begins by identifying the 500 largest U.S. companies based on market capitalization as of the Index reconstitution date and then narrows this universe to those companies that paid an ordinary dividend and announced a future dividend payment during the 12 months preceding such date. The DIVCON Dividend Health Scoring system analyzes seven quantitative factors that the Index Provider has determined to be correlated to a company’s likelihood to increase or decrease future dividends, and weights each factor based on its effectiveness in predicting dividend changes to produce a company’s DIVCON Score. After a DIVCON Score is calculated for each company, it is assigned a rating from 1 to 5 according to the DIVCON Rating system: DIVCON 1, DIVCON 2, DIVCON 3, DIVCON 4 and DIVCON 5. Companies in the DIVCON 1 category are those determined most likely to decrease their dividend in the next twelve months. Companies in the DIVCON 5 category are those determined most likely to increase their dividend in the next twelve months.

The Index consists of a “Long Portfolio” and a “Short Portfolio” (together a “Long/Short Portfolio”). This Long/Short Portfolio seeks to provide more stable investment returns with lower volatility and lower equity market correlation than a long-only portfolio. Through its Long/Short Portfolio, the Index will consist of at least 40 stocks. The Long Portfolio consists of all DIVCON 5 stocks or the 30 stocks with the highest DIVCON Scores, whichever is greater. All stocks in the Long Portfolio are reflected as long positions in such stocks. The value of the Long Portfolio reflected in the Index is expected to increase if the prices of stocks included in the Long Portfolio increase. The Short Portfolio consists of all DIVCON 1 stocks or the 10 stocks with the lowest DIVCON Scores, whichever is greater. All stocks in the Short Portfolio are reflected as short positions in such stocks. The value of the Short Portfolio reflected in the Index is expected to increase if the prices of stocks included in the Short Portfolio decrease. Companies are weighted in each Portfolio based on their DIVCON Scores. Companies with higher DIVCON Scores are weighted more heavily in the Long Portfolio, and companies with lower DIVCON Scores are weighted more heavily in the Short Portfolio.

The Index will direct approximately 75% exposure to the Long Portfolio and approximately 25% exposure to the Short Portfolio. The Index is rebalanced at the end of any calendar quarter if the value of the Short Portfolio has increased 10% or more from the last rebalancing date. The Index also is rebalanced if the value of either the sum of or difference between the Long Portfolio and Short Portfolio changes in an amount greater than predetermined levels, effective the next business day. The Index is reconstituted annually on the first Friday in December. As of March 31, 2021, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Scoring System ranged from $12.7 billion to $2.22 trillion.

The Adviser employs a passive indexing investment approach. Under normal circumstances, at least 80% of the Fund’s assets, including any borrowings for investment purposes, will be invested in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may invest in swaps, futures, forwards, options, exchange traded funds (“ETFs”) and other securities that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund seeks to remain fully invested at all times in securities and or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund has significant long exposure to the Consumer Discretionary, Consumer Staples, Industrials and Technology sectors, and significant short exposure to the Health Care sector, as each sector is defined by the Bloomberg Industry Classification Standard. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Market Trading Risk — The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Investment in Other Investment Companies Risk — To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Quantitative Model Risk — The Index is constructed using a rules-based methodology based on quantitative models developed by Reality Shares, Inc. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

Sector Risk: Long Exposure — The following sectors are represented in the Long Portfolio and subject the Fund to the following Sector Risks:

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, increased competition affecting the Consumer Discretionary Sector and/or other factors. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Consumer Staples Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, increased competition affecting the Industrials Sector and/or other factors. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, increased competition affecting the Technology Sector and/or other factors. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Sector Risk: Short Exposure — The following sector is represented in the Short Portfolio and subjects the Fund to the following Sector Risks:

Health Care Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will outperform the market as a whole due to legislative or regulatory changes, adverse market conditions, increased competition affecting the Health Care Sector and/or other factors. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. This risk of unlimited loss is particularly heightened because the investment objective of the Fund is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Index, and the Adviser may not exit a short position if doing so would cause the Fund not to achieve its investment objective.

Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. There can be no guarantee that a stock included in the Short Portfolio of the Index will be available on the open market for the Fund to sell short. Under these circumstances, the Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the Short Portfolio were available. However, such strategy may not prove successful, and the Fund could experience a loss or its performance could deviate from the performance of the Index.

Cash Redemption Risk — The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Use of Derivatives Risk — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Fund’s use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance for year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Predecessor Defender Fund on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Defender Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance for year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sirenetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
10.53%	(6.04)%
(06/30/2020)	(12/31/2018)
The performance information shown above is based on a calendar year. The Fund’s performance from 1/1/21 to 6/30/21 was 2.47%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.30%
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
Siren DIVCON Dividend Defender ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	17.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DFND
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.54%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%	[3]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	863
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,900
Annual Return 2017	rr_AnnualReturn2017	15.77%
Annual Return 2018	rr_AnnualReturn2018	(0.85%)
Annual Return 2019	rr_AnnualReturn2019	18.81%
Annual Return 2020	rr_AnnualReturn2020	16.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance from 1/1/21 to 6/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.04%)
1 Year	rr_AverageAnnualReturnYear01	16.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2016
Siren Nasdaq NexGen Economy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Siren Nasdaq NexGen Economy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Siren Nasdaq NexGen Economy ETF (the “NexGen Fund” or the “Fund”) seeks long-term growth by tracking the investment returns, before fees and expenses, of the Nasdaq Blockchain Economy Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. During the fiscal period from November 1, 2020 - March 31, 2021, the unannualized portfolio turnover rate of the Fund was 37.54% of the average value of its portfolio. During its most recent fiscal year ended October 31, 2020, the portfolio turnover rate of the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”), the Fund’s predecessor fund, was 18.39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term growth by tracking the investment returns, before fees and expenses, of the Index. The Index was developed through a partnership between Reality Shares, Inc. and Nasdaq, Inc. (together, the “Index Providers”).

The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their proprietary use or for use by others (“Blockchain Companies”). These Blockchain Companies are committing material resources to further the use and deployment of blockchain technology to, for example, streamline the distribution and verification of cross-border payments; more efficiently store and secure cloud-based digital data; facilitate trusted transactions based on data security and privacy; and mitigate risk in supply chain management, among other uses.

Blockchain technology is an emerging technology that is redefining how a record of value is transacted. Blockchain technology seeks to solve transactional challenges of counterparty trust and the need for a central repository or ledger by providing a transparent and secure process to transfer and digitally record information on a shared transaction database through a secure, decentralized, peer-to-peer distributed ledger. In this regard, it is designed to facilitate the transfer of information or property between users such that the transfer is guaranteed to be secure and known to all participants and shared across a distributed network where, once verified, the legitimacy of the transfer cannot be challenged. Blockchain technology may be used to support a vast array of business applications in many different industries and markets, and the extent of its versatility has not yet been fully explored. As a result, the Index may include equity securities of operating companies that focus on or have exposure to a wide variety of industries and countries, including emerging markets.

The Index universe of Blockchain Companies consists of companies publicly traded in markets across the globe that research and analysis conducted by the Index Providers identify as exhibiting Blockchain Company characteristics. The Index universe is then narrowed to include only those Blockchain Companies with market capitalizations greater than $200 million, the shares of which are exchange-traded and have a six-month average daily trading volume greater than $1,000,000 as of the Index’s reconstitution date.

The remaining Blockchain Companies are then ranked to determine the leading Blockchain Companies as measured by their Blockchain Score™ which is a proprietary ranking system developed by the Index Providers designed to identify those Blockchain Companies expected to benefit most (e.g., from increased economic profit, operational efficiencies or transformational business practices) from the innovation, adoption, deployment and commercialization of blockchain technology. The 50 to 100 leading Blockchain Companies with the highest Blockchain Scores™ are then selected as the Index constituents. Constituents are weighted in the Index based on their Blockchain Scores™, with Blockchain Companies having higher Blockchain Scores™ weighted more heavily. The Index is reconstituted quarterly on the third Friday in March, June, September and December. The Index is rebalanced as part of each September reconstitution. The Index is rebalanced as part of each March, June and December reconstitution only if new constituents are added to the Index or if a single constituent accounts for more than 10% of the Index. As of March 31, 2021, the Nasdaq Blockchain Economy Index included companies with a capitalization range of $388.04 million to $1.68 trillion.

Under normal circumstances, at least 80% of the Fund’s assets, including any borrowings for investment purposes, will be invested in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects to invest in common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund does not intend to invest in cryptocurrency directly, but may have indirect exposure to cryptocurrency by virtue of its investments in companies that may use one or more cryptocurrencies, such as in exchange for a company’s goods or services; trade financial instruments that are directly tied to cryptocurrencies; or invest in other companies that interact with cryptocurrency.

The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index in approximately the same proportions as the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when SRN Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends or direction. The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of fewer issuers than a diversified fund.

To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund has significant exposure to the Communications, Financials and Technology sectors, as each sector is defined by the Bloomberg Industry Classification Standard. In addition, as of the date of this Prospectus, the Index components, and thus the Fund’s investments, are concentrated (i.e., 25% or more of its assets) in securities issued by companies in the Software & Technology Industry, a separate industry within the Information Technology sector. The sectors and industries in which the Index components, and thus the Fund’s investments, may be focused or concentrated, respectively, will vary as the composition of the Index changes over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Blockchain Technology Risk — Blockchain technology is a new and developing technology protocol deployed by companies in a manner for optimizing business practices. Blockchain technology is not a product or service with an individually attributable revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests.

Currency Risk — The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The Fund also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk — The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk — Certain of the Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries with low to middle income economies as classified by the World Bank and less developed or liquid equity markets as determined by the Adviser, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Market Trading Risk — The Fund is an exchange traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV.

Foreign Issuer Exposure Risk — The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Geographic Concentration Risk — Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Index. The Fund anticipates that it will have concentrated investment exposure to the regions listed below.

China. Investments in Chinese issuers are subject to certain additional risks that may adversely impact the Fund’s investments, which include (i) controls placed on currency exchanges by the Chinese government, (ii) Chinese government intervention in the Chinese securities markets, (iii) nationalization or expropriation of assets or imposition of confiscatory taxes, (iv) the discontinuation by the Chinese government for support of economic development programs, (v) limitations on the use of brokers, (vi) higher rates of inflation, (vii) greater political, economic and social unrest or uncertainty, (viii) adverse economic impacts caused by regional territorial conflicts or natural disasters or the potential thereof, (ix) increased trade limitations, (x) restrictions on foreign ownership, and (xi) different and less stringent financial reporting standards.

In addition, the President of the United States issued an executive order (“CCMC Order”) in November 2020 prohibiting U.S. persons, including the Fund, from transacting in securities of any Chinese company identified by the Secretary of Defense as a “Communist Chinese military company” (“CCMC”) or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. To comply with the CCMC Order, certain securities deemed to be CCMC securities have been, or will be, removed from the Fund’s portfolio. Additional securities may be identified as CCMC securities in the future, which the Fund accordingly would be forced to cease acquiring and sell to comply with the CCMC Order. If the Fund sells a CCMC security before it is removed from the Index, the Fund will experience tracking error. See “Tracking Error Risk” below. CCMC securities may become less liquid as a result of the CCMC designation and the market price of CCMC securities may decline, potentially causing losses to the Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

In addition, one or more countries may abandon the euro and/ or withdraw from the EU. On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (the “EU”) (commonly referred to as “Brexit”) and entered an 11-month transition period during which the UK remained part of the EU single market and customs union, the laws of which governed the economic, trade and security relations between the UK and EU. The transition period concluded on December 31, 2020, and the UK left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The political, regulatory and economic consequences of Brexit are uncertain, and the ultimate ramifications may not be known for some time. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Funds’ investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the new relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

Japan. The Fund’s investments in Japan are subject to the political, social or economic disruptions that occur in Japan. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Blockchain Technology Business Line Risk — Blockchain technology is a technology protocol and not a direct product or service that can be bought and sold for profit. All of the companies in the Index are engaged in primary lines of business whose revenue is derived from a product or service that may utilize or otherwise stand to benefit from blockchain technology, but not directly derived from the sale of blockchain technology. As such, financial operating results for each company in which the Fund invests are principally driven by the products and/or services that constitute each such company’s primary business offerings. The Fund invests in companies with the ability to use blockchain technology to develop new business opportunities or make current operations more efficient, thereby affecting future profitability. There can be no assurance that blockchain technology will affect the primary lines of business in the Fund’s portfolio companies to have a positive impact on a company’s financial condition.

Non-Diversification Risk — The Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund's invested assets are diversified. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Industry Concentration Risk — The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly. As of the date of this Prospectus, the Index components, and thus the Fund’s investments, are concentrated (i.e., 25% or more of its assets) in securities issued by companies in the industry described below. The industry in which the Index components, and thus the Fund’s investments, may be concentrated will vary as the composition of the Index changes over time.

Software & Technology Industry. As a result of the Fund’s concentration in the Software & Technology Industry, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of the securities of companies in the Software & Technology Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, changing domestic demand and heavy expenses incurred for research and development of products that prove unsuccessful. Furthermore, the market for products produced by companies in the Software & Technology Industry is characterized by rapidly changing technology, rapid product obsolescence, and cyclical market patterns, all of which may affect the success of software and software services companies. The Software & Technology Industry is a separate industry group comprising the Technology Sector.

Sector Risk — The Fund is subject to the following Sector Risks:

Communications Sector Risk. Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector. The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage Real Estate Investment Trusts. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Small-Capitalization and Mid-Capitalization Securities Risk — The Fund is subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small- and mid-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Valuation Risk — Valuation risk is the risk that a security may be difficult to value and/or valued incorrectly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund's invested assets are diversified. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance for year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Predecessor NexGen Fund on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor NexGen Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance for year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sirenetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
32.11%	(16.32)%
(06/30/2020)	(03/31/2020)
The performance information shown above is based on a calendar year. The Fund’s performance from 1/1/21 to 6/30/21 was 17.89%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Siren Nasdaq NexGen Economy ETF | Nasdaq Blockchain Economy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	59.35%
Since Inception	rr_AverageAnnualReturnSinceInception	21.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF | MSCI ACWI Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BLCN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Annual Return 2019	rr_AnnualReturn2019	33.85%
Annual Return 2020	rr_AnnualReturn2020	58.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance from 1/1/21 to 6/30/21
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.32%)
1 Year	rr_AverageAnnualReturnYear01	58.89%
Since Inception	rr_AverageAnnualReturnSinceInception	20.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	58.78%
Since Inception	rr_AverageAnnualReturnSinceInception	20.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	35.13%
Since Inception	rr_AverageAnnualReturnSinceInception	16.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2018
Siren Large Cap Blend Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Siren Large Cap Blend Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Siren Large Cap Blend Index ETF (the “Large Cap Blend Fund” or the ‘‘Fund’’) seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Siren Large Cap Blend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. During the fiscal period from June 30, 2020 to March 31, 2021, the Fund’s unannualized portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing its assets in the Index constituents. The Index’s construction begins by identifying two universes of stocks:

●	one consisting of the stock of the 500 largest U.S. companies by market capitalization, including real estate investment trusts (“REITs”), listed on U.S. exchanges (“Universe One”), and

●

one consisting of the stock of the 100 largest U.S. and non-U.S. companies by market capitalization, except for financial companies, listed on the NASDAQ Global Select Market or NASDAQ Global Market (“Universe Two”).

The Index then selects the 30 largest companies from each Universe by market capitalization and weights each company equally. A company that qualifies for inclusion in each Universe will be weighted twice as heavily in the Index than a company that qualifies for inclusion in one Universe. Financial companies excluded from Universe Two generally are those that operate in the banking, insurance, real estate and financial services sectors. The Index may include American Depositary Receipts (“ADRs”) of non-U.S. companies, which generally will be located in developed countries. The Index is reconstituted annually and rebalanced quarterly. The Index was developed by Reality Shares, Inc. (the “Index Provider”).

Under normal circumstances, the Fund generally will replicate the Index by investing in all of the securities in the Index in proportion to their weighting in the Index. However, the Fund may invest in a representative sample of the Index if replicating the Index could be detrimental or disadvantageous to shareholders, such as when it is difficult or substantially expensive to compile a portfolio of securities to replicate the Index, if a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

To the extent the Index is focused in a particular sector, the Fund necessarily will be focused in that sector. As of the date of this prospectus, the Index had significant exposure to the Communications, Consumer Discretionary and Technology sectors, as each sector is defined by the Bloomberg Industry Classification Standard. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”) and, accordingly, may invest a relatively high percentage of its assets in a limited number of issuers.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of large capitalization companies included in the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers large capitalization companies to be those with market capitalizations of at least $6 billion. As of March 31, 2021, the market capitalizations of the companies included in the Index ranged from $83.54 billion to $2.22 trillion.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Sector Risk — The Fund is subject to the following Sector Risks:

Communications Sector Risk. Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector. The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Market Trading Risk — The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

New Fund Risk — The Fund is newly organized with limited operating history and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Non-Diversification Risk — The Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund’s invested assets are diversified. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.

Foreign Investment Risk — The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the Fund. To the extent securities held by the Fund trade in a market that is closed when the exchange on which the Fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the Fund’s shares trading at a premium or discount to the Fund’s NAV, and these premiums or discounts may be greater than those of ETFs that invest solely in domestic securities.

Depositary Receipt Risk — ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund’s invested assets are diversified. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance primarily to a broad measure of market performance. Updated performance information is available on the Fund’s website at www.sirenetfs.com or by calling (866) 829-5457.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance primarily to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 829-5457
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sirenetfs.com
Siren Large Cap Blend Index ETF | Siren Large Cap Blend Index ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPQQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 64

[1]	Other Expenses shown are annualized for the period from November 1, 2020 through March 31, 2021 in connection with a change in the Fund’s fiscal year end from October 31 to March 31.
[2]	When a cash dividend is declared on a stock the Fund has sold short, the Fund must pay an amount equal to that dividend to the party that lent the stock to the Fund and record the payment of the dividend as an expense.
[3]	The Fund may be charged a fee or receive income on borrowed stock in connection with its short sales. This fee or income is calculated daily, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrow Expenses on Securities Sold Short.
[4]	Other Expenses shown are annualized for the period from November 1, 2020 through March 31, 2021 in connection with a change in the Fund’s fiscal year end from October 31 to March 31.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which will not include AFFE.
[6]	SRN Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep aggregate interest expenses on securities sold short (“Expenses Associated with Short Sales Transactions”) from exceeding 0.10% of the average daily net assets of the Fund until November 23, 2022 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s Expenses Associated with Short Sales Transactions are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees of Siren ETF Trust for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 23, 2022.
[7]	Other Expenses shown are annualized for the period from November 1, 2020 through March 31, 2021 in connection with a change in the Fund’s fiscal year end from October 31 to March 31.